Financial instruments and risk management - Results of hedge relationships - Narrative (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amounts						€ 900		$ 1,000
Accumulated fair value change on the statement of financial position for fair value hedges that are no longer applicable				£ (13)			£ (5)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			£ (157)	173	£ 79
Cash flow hedges | Forecast
Disclosure of detailed information about financial instruments [line items]
Gain (loss) to income statement	£ (48)	£ 66
Cash flow hedges | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other operating expenses			(10)	(42)	(45)
Notional amounts				1,428			1,303
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other finance charges			(175)	75	82
Notional amounts				1,667			1,475
Loss reported in reserves in respect of hedges of foreign currency borrowing no longer applicable				20			20
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income (loss) reclassified to operating profit					£ 0
Notional amounts				133			93
Cash flow hedges | Derivatives | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			111	(1)
Gain (loss) transferred out of other comprehensive income to other operating expenses			(26)	(47)
Cash flow hedges | Derivatives | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(123)	146
Gain (loss) transferred out of other comprehensive income to other finance charges			(175)	75
Cash flow hedges | Derivatives | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			39	(3)
Other comprehensive income (loss) reclassified to operating profit			£ 2	(8)
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts				£ 6,092			£ 4,646